Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Abstract]
Disclosure of credit risk exposure [text block]
The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates:

Financial institution	Financial assets	Rating Institution			12/31/2017
		Moody´s	S&;P	Fitch	ThUS$
Banco BBVA Chile	Time deposits	P-2	A-2	-	41,860
Banco Crédito e Inversiones	Time deposits	P-1	A-1-	F1	120,616
Banco Santander - Santiago	Time deposits	P-1	A-1	F1	35,558
BBVA Banco Francés	Time deposits	-	-	-	163
Itau-Corpbanca	Time deposits	P-2	A-2	-	75,072
JP Morgan US dollar Liquidity Fund Institutional	Investment fund deposits	-	-	-	143,333
Legg Mason - Western Asset Institutional Cash Reserves	Investment fund deposits	-	-	-	144,464
Scotiabank Sud Americano	Time deposits	-	-	-	12,520
Nedbank	Time deposits	P-3	B	-	3,686
ABN Armo Bank	Time deposits	-			1,439
Total					578,711

Financial institution	Financial assets	Rating Institution			12/31/2017
		Moody´s	S&;P	Fitch	ThUS$
Banco BBVA Chile	90 days to 1 year	-	-	-	1,207
Banco Crédito e Inversiones	90 days to 1 year	P-1	A-1	F1	71,748
Banco de Chile	90 days to 1 year	-	-	-	4,834
Itau-Corpbanca	90 days to 1 year	P-1	A-2	-	77,527
Banco Santander - Santiago	90 days to 1 year	P-1	A-1	F1	163,269
Banco Security	90 days to 1 year	-	-	-	28,592
Scotiabank Sud Americano	90 days to 1 year	-	-	AA	13,764
Total					360,941

Disclosure of cash and cash equivalents of cashflows [Text Block]
The position in other cash and cash equivalents generated by the Company are invested in highly liquid mutual funds with an AAA risk rating.

	Nature of undiscounted cash flows
As of December 31, 2017	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(in millions of US$)
Other non-derivative financial liabilities
Bank borrowings	163.57	164.78	-	-	164.78
Unsecured obligations	1,054.89	47.45	522.52	751.67	1,321.64
Subtotal	1,218.46	212.23	522.52	751.67	1,486.42
Other derivative financial liabilities
Hedging liabilities	28.38	37.01	(9.51)	(18.36)	9.14
Derivative financial instruments	0.80	0.80	-	-	0.80
Subtotal	29.18	37.81	(9.51)	(18.36)	9.94
Total	1,247.64	250.04	513.01	733.31	1,496.36

	Nature of undiscounted cash flows
As of December 31, 2016	Carrying amount	Less than 1	1 to 5 years	Over 5 years	Total
(in millions of US$)
Other non-derivative financial liabilities
Bank borrowings	101.27	102.08	-	-	102.08
Unsecured obligations	1,130.22	94.76	479.54	873.91	1,448.21
Subtotal	1,231.49	196.84	479.54	873.91	1,550.29
Other derivative financial liabilities
Hedging liabilities	42.62	17.20	40.33	(23.58)	33.95
Derivative financial instruments	(2.175)	(2.18)	-	-	(2.18)
Subtotal	40.445	15.02	40.33	(23.58)	31.77
Total	1,271.94	211.86	519.87	850.33	1,582.06